CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenues	$ 141,841	$ 80,473	$ 43,676
Cost of revenues	26,108	15,257	9,233
Gross profit	115,733	65,216	34,443
Operating expenses:
Research and development	57,832	29,660	16,782
Selling and marketing	97,742	53,776	29,057
General and administrative	15,803	8,307	3,565
Total operating expenses	171,377	91,743	49,404
Operating loss	(55,644)	(26,527)	(14,961)
Financial income (expenses), net	2,144	(603)	487
Other expenses	14	18	2
Loss before taxes on income	(53,514)	(27,148)	(14,476)
Taxes on income	3,052	1,572	496
Net loss	(56,566)	(28,720)	(14,972)
Basic and diluted net loss per ordinary share	$ (1.49)	$ (3.33)	$ (2.71)
Other comprehensive loss
Foreign currency translation differences	(87)	(296)
Unrealized gains (loss) on foreign currency cash flow hedge	(2,600)	33
Other comprehensive loss for the period	(2,687)	(263)
Total comprehensive loss	$ (59,253)	$ (28,983)	$ (14,972)